INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Loss on termination of license agreement	$ 1,542,492	$ 0	$ 0
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Total acquired value		$ 3,250,000
Useful life		10 years
Patient Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Total acquired value		$ 414,000
Useful life		5 years